PENSION PLANS AND RETIREE BENEFITS (Schedule of Expected Cash Flows for Defined Benefit Pension and Other Post-Retirement Plans) (Details) $ in Millions	Dec. 31, 2018 CAD ($)
Defined Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected employer contributions, 2019	$ 41.4
Expected benefit payments, 2019	109.8
Expected benefit payments, 2020	92.2
Expected benefit payments, 2021	95.3
Expected benefit payments, 2022	101.0
Expected benefit payments, 2023	99.4
Expected benefit payments, 2024 - 2028	521.9
Post-Retirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected employer contributions, 2019	0.1
Expected benefit payments, 2019	25.3
Expected benefit payments, 2020	24.6
Expected benefit payments, 2021	25.0
Expected benefit payments, 2022	25.4
Expected benefit payments, 2023	25.5
Expected benefit payments, 2024 - 2028	$ 130.9